5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluaion Assets (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of Exploration and Evaluaion Assets

 Exploration and Evaluation Assets for the year ended September 30, 2022

	USA					Canada			Peru

	Horsethief	Twin Canyon	Klondike	Stateline	Others	Haldane	KRL	Others	Yanac	Total

Balance at September 30, 2021	$150,553	$544,274	$49,263	$17,866	$428,519	$4,648,181	$330,269	$1,109,218	$430,236	$7,708,379

Additions during the year
Acquisition costs:
Claim staking	-	-	69	811	-	-	-	-	-	880
Property acquisition	-	20,561	21,931	49,345	-	-	-	-	-	91,837
	-	20,561	22,000	50,156	-	-	-	-	-	92,717
Exploration expenditures:
Aircraft charter	-	-	-	-	-	1,066	-	-	-	1,066
Camp, travel and meals	-	645	50,344	714	-	30,055	-	-	-	81,708
Drilling	-	-	591,169	-	-	55,332	-	-	-	646,501
Field equipment rental	-	-	27,769	-	-	11.731	-	-	-	39,500
Field supplies and maps	-	-	7,462	104	-	786	-	-	-	8,352
Geochemical	-	407	1,535	-	-	-	-	-	-	1,942
Geological consulting	-	8,473	77,439	25,449	5,214	179,177	4,206	-	-	299,958
Legal and accounting	-	3,444	3,729	1,666	2,823	-	-	-	-	11,662
Licence and permits	-	15,870	18,159	8,364	14,869	-	-	1.995	-	59,257
Management fees	-	-	15,078	4,797	-	-	-			19,875
Permitting	-	16,173	98,901	7,722	-	13,823	2,500	-	-	139,119
Reclamation	-	-	10,525	-	-	-	-	-	-	10,525
Reporting, drafting, sampling, and analysis	-	273	205	12,953	-	23,845	-	-	-	37.276
Trenching	-	274	86.340	394	-	-	-	-	-	87,008
	-	45,559	988,655	62,163	22,906	315,765	6.706	1,995	-	1,443,749
Less:
Option payment received		-	(325,000)	(87,500)	-	-	-	-	-	(412,500)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income		-	310,210	31,756	-	-	-	-	-	341,966
Recovered exploration expenditures	-	-	(1,041,494)	(73,168)	(3,304)	-	-	(40,000)	-	(1,157,966)
Write-down of properties	(146,089)	-	-	-	(110,687)	-	(336,975)	-	(444,295)	(1,038,046)

Net additions	(146,089)	66,120	(45,629)	(16,593)	(91,085)	315,765	(330,269)	(38,005)	(444,295)	(730,080)

Foreign currency translation	(4,464)	41,266	(3,634)	(1,273)	1,262	-	-	-	14,059	47.216

Balance at September 30, 2022	$-	$651,660	$-	$-	$338,696	$4,963,946	$-	$1,071,213	$-	$7,025,515

 Exploration and Evaluation Assets for the year ended September 30, 2021

	USA						Canada				Peru

	Horsethief	Twin Canyon	Bellview	BP	Strategic Alliance Program	Others	Haldane	KRL	Tim	Others	Yanac	Total

Balance at September 30, 2020	$178,638	$351,336	$97,786	$260,569	$-	$23,546	$1,627,078	$257,487	$(9,949)	$1,114,250	$424,821	$4,325,562

Additions during the year
Acquisition costs:
Claim staking	-				25,482	7,948	-	-	-	-	-	33,430
Property acquisition	-	19,112	-	-	20,041	-	41,500	63,000	-	-	-	143,653
	-	19,112	-	-	45,523	7,948	41,500	63,000	-	-	-	177,083
Exploration expenditures:
Aircraft charter	-	-	-	-	-	-	33,058	-	-	-	-	33,058
Camp, travel and meals	2,107	8,983	-	1,003	4,283	322	493,970	-	-	-	-	510,668
Drilling	-	-	-	-	-	-	1,547,793	-	-	-	-	1,547,793
Field equipment rental	-	641	-	-	-	-	100,150	-	-	-	-	100,791
Field supplies and maps	-	1,057	-	-	519	-	31,958	-	-	-	-	33,534
Geochemical	38,348	13,962	-	-	-	-	17,977	-	-	-	-	70,287
Geological consulting	12,959	127,600	725	3,719	67,175	8,902	727,772	7,282	-	1,347	18,499	975,980
Geophysics	3,447	-	-	-	-	-	-	-	-	-		3,447
Legal and accounting	-	-	-	-	14	8	43	-	-	-	-	65
Licence and permits	(18,243)	12,577	7,683	32,039	50,908	3,310	8,640	2,500	-	3,570	5,585	108,569
Permitting	-	11,501	-	-	13,708	1,433	-	-	-	-	-	26,642
Reclamation	23,393	-	-		-	-	-	-	-	-	-	23,393
Reporting, drafting, sampling, and analysis	-	11,727	-	-	-	-	18,242	-	-	-	-	29,969
Trenching	-	1,529	-	-	892	-	-	-	-	-	-	2,421
	62,011	189,577	8,408	36,761	137,499	13,975	2,979,603	9,782	-	4,917	24,084	3,466,617
Less:
Recovered exploration expenditures	(92,087)	-	-	-	(115,893)	(13,274)	-	-	-	-	-	(221,254)
Write-down of properties	-	-	-	-	-	(8,469)	-	-	-	-	-	(8,469)

Net additions	(30,076)	208,689	8,408	36,761	67,129	180	3,021,103	72,782	-	4,917	24,084	3,413,977

Foreign currency translation	1,991	(15,751)	178	1,157	-	(66)	-	-	-	-	(18,669)	(31,160)

Balance at September 30, 2021	$150,553	$544,274	$106,372	$298,487	$67,129	$23,660	$4,648,181	$330,269	$(9,949)	$1,119,167	$430,236	$7,708,379